PIMCO Dividend and Income Fund Expense Example, No Redemption - PIMCO Dividend and Income Fund	Jun. 30, 2026 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 660
Expense Example, No Redemption, 3 Years	892
Expense Example, No Redemption, 5 Years	1,143
Expense Example, No Redemption, 10 Years	1,860
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	192
Expense Example, No Redemption, 3 Years	594
Expense Example, No Redemption, 5 Years	1,021
Expense Example, No Redemption, 10 Years	$ 2,016